Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business

(1) Organization and Description of Business

Xoom Corporation and its subsidiary (together, Xoom or the Company) is a pioneer and leader in the digital consumer-to-consumer international money transfer industry. Xoom’s customers send money to family and friends in 30 countries.

Xoom was formed on June 15, 2001 and the Company’s corporate headquarters are located in San Francisco, California.